Exhibit 99.13 Schedule 3

Loan ID	Seller Loan ID	Marketing ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
REDACTED	133566	D	A	D	A	A	A	C	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Property	Data	Secondary Valuation or Additional Valuation has not been entered per securitization requirements	Resolved-Secondary Valuation received - Due Diligence Vendor-REDACTED DATE
Ready for Review-Document Uploaded. CDA UPLOADED - Seller-REDACTED DATE
																						Open-Secondary Valuation or Additional Valuation has not been entered per securitization requirements and CU Score, if present, is greater than 2.5 A CU score of less than 2.5 or an Automated Valuation Model (AVM) with a 90% or greater Confidence score supporting the value within 10% (higher or lower than appraised value) is required. BPO only shows allowable for multi unit properties, this is SFR. CU score (page 71) reflects a score of REDACTED and no AVM was located in the file during review. Pages 52, 276 & 686 reflect BPO/field reviews only without a price evaluations. No AVM/Secondary evaluation was located in the file as required. - Due Diligence Vendor-REDACTED DATE	Ready for Review-Document Uploaded. CDA UPLOADED - Seller-REDACTED DATE	Resolved-Secondary Valuation received - Due Diligence Vendor-REDACTED DATE			XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	133556	D	A	D	A	A	A	C	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Assets	Total Qualified Assets for Reserves Post-Close is less than Total Required Reserve Amount	Resolved-Reserves met w/ updated statement. - Due Diligence Vendor-REDACTED DATE
Ready for Review-Document Uploaded. assets uploaded - Seller-REDACTED DATE
																						Open-Total Qualified Assets for Reserves Post-Close of $REDACTED is less than Total Required Reserve Amount of $REDACTED The asset reserves are $REDACTED short of the required amount of $REDACTED. The original asset total of $REDACTED reflected on page 168 for account #REDACTED with a balance of $REDACTED versus an updated statement balance page 609 for account #REDACTED with a balance of $REDACTED equals $REDACTED deficient account balance from original. The file is short $REDACTED using updated balance $REDACTED or $REDACTED short using original non updated balance of $REDACTED. - Due Diligence Vendor-REDACTED DATE	Ready for Review-Document Uploaded. assets uploaded - Seller-REDACTED DATE	Resolved-Reserves met w/ updated statement. - Due Diligence Vendor-REDACTED DATE			XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	133556	D	A	D	A	A	A	C	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Docs received - Due Diligence Vendor-REDACTED DATE
Ready for Review-Document Uploaded. REO docs uploaded - Seller-REDACTED DATE
																						Open-Property taxes for REDACTED page 39/95 & an additional Unassigned Address property page 39/95 were not located in the file as required for review. - Due Diligence Vendor-REDACTED DATE	Ready for Review-Document Uploaded. REO docs uploaded - Seller-REDACTED DATE	Resolved-Docs received - Due Diligence Vendor-REDACTED DATE			XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	133552	D	A	D	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lender Income Calculation Worksheet	Resolved- - Due Diligence Vendor-REDACTED DATE
Ready for Review-Document Uploaded.  - Seller-REDACTED DATE
Counter-Income calc worksheet for business #2 needed - Due Diligence Vendor-REDACTED DATE
Counter-Income calculation worksheet reflects 10% expense factor used.  Minimum expense factor is 20% - Due Diligence Vendor-REDACTED DATE
Ready for Review-Document Uploaded.  - Seller-REDACTED DATE
Ready for Review-Document Uploaded.  - Seller-REDACTED DATE
																						Open-File appears to be verified with bank statement income. Need lender income calculation worksheet. Lender to confirm income verification option used, not stated on 1008. - Due Diligence Vendor-REDACTED DATE	Ready for Review-Document Uploaded. - Seller-REDACTED DATE Ready for Review-Document Uploaded. - Seller-REDACTED DATE Ready for Review-Document Uploaded. - Seller-REDACTED DATE				XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	133552	D	A	D	A	A	A	A	A	Closed	REDACTED	REDACTED	REDACTED	Resolved	1 - Information	D	A	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-REDACTED DATE
Resolved-Fraud report received - Due Diligence Vendor-REDACTED DATE
Ready for Review-Document Uploaded.  - Seller-REDACTED DATE
																						Open-Third Party Fraud Report Partially Provided - Fraud report is missing other pages confirming REO owned, OFAC, Bankruptcy details, Foreclosure, Borrower details etc - Due Diligence Vendor-REDACTED DATE	Ready for Review-Document Uploaded. - Seller-REDACTED DATE	Resolved-Third Party Fraud Report is fully present - Due Diligence Vendor-REDACTED DATE Resolved-Fraud report received - Due Diligence Vendor-REDACTED DATE			XX	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED		133560	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA